CONDENSED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) (USD $)	Total	Scenario, Previously Reported	Scenario, restated	Common Stock	Common Stock Scenario, Previously Reported	Common Stock Scenario, restated	Additional Paid-In Capital	Additional Paid-In Capital Scenario, Previously Reported	Additional Paid-In Capital Scenario, restated	(Deficit) Accumulated During Development Stage	(Deficit) Accumulated During Development Stage Scenario, Previously Reported	(Deficit) Accumulated During Development Stage Scenario, restated
Beginning Balance at Sep. 14, 2010
Common stock issued for cash (in shares)					1,000,000	4,000,000
Common stock issued for cash		$ 100	$ 400		$ 100	$ 400
Paid-in capital		6,831	6,531					6,831	6,531
Net loss	(6,931)	(6,931)	(6,931)								(6,931)	(6,931)
Ending Balance at Dec. 31, 2010					100	400		6,831	6,531		(6,931)	(6,931)
Ending Balance (in shares) at Dec. 31, 2010					1,000,000	4,000,000
Paid-in capital	61,983						61,983
Net loss	(385,640)									(385,640)
Ending Balance at Sep. 30, 2011	$ (323,657)			$ 400			$ 68,514			$ (392,571)
Ending Balance (in shares) at Sep. 30, 2011				4,000,000